Related Party Transactions - Schedule of Borrowings of Repayment of Loans from Related Parties (Details) - CNY (¥)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Shanghai Xinhui [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	¥ 20,850,000	¥ 9,500,000	¥ 28,100,000
Repayment of Borrowings to related parties	(1,154,000)	(8,661,984)	(28,390,200)
Botao Ma [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	5,155,911		400,000
Repayment of Borrowings to related parties	(707,194)		(400,000)
Yuanwen Xia [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	752,907
Repayment of Borrowings to related parties	(369,892)
Xiaowei Le [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	699,871
Repayment of Borrowings to related parties	(367,428)
Related Party [Member]
Related Party Transaction [Line Items]
Borrowings from related parties	27,458,689	9,500,000	28,500,000
Repayment of Borrowings to related parties	¥ (2,598,514)	¥ (8,661,984)	¥ (28,790,200)